INVESTMENTS IN DIRECT FINANCING LEASES (Details) $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) vessel Rate	Dec. 31, 2014 vessel
Related Party Transaction [Line Items]
Number of VLCCs	12
Number of Suezmax crude oil carriers	5
Term of charters, minimum (in years)	3 years
Term of charters, maximum (in years)	12 years
Number of offshore supply vessels chartered on long-term bareboat charters	1
Joint venture, ownership percentage | Rate	50.00%
Assets accounted for as direct financing leases and leased to related parties	19
Frontline Charterers [Member]
Related Party Transaction [Line Items]
Compensation Payment Received for Lease Amendments | $	$ 150.2
Assets accounted for as direct financing leases and leased to related parties	17	17